Stockholders' Deficit	5 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Deficit

NOTE 5 - STOCKHOLDERS’ DEFICIT

On July 22, 2016, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2016, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.